CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Costs and expenses:
Depreciation	$ 10,000	$ 28,000	$ 35,000	$ 56,000
General, administrative and other operating	4,281,000	1,829,000	8,247,000	3,706,000
Full-cost ceiling test write-down	753,000		753,000
Loss from operations	(5,044,000)	(1,857,000)	(9,035,000)	(3,762,000)
Gain (loss) on settlement agreement	(371,000)		4,764,000
Cost of legal settlement	(1,308,000)		(1,308,000)
Loss before income tax	(6,723,000)	(1,857,000)	(5,579,000)	(3,762,000)
Net loss	$ (6,723,000)	$ (1,857,000)	$ (5,579,000)	$ (3,762,000)
Basic and diluted loss per share	$ (0.31)	$ (0.09)	$ (0.26)	$ (0.18)
Weighted average shares outstanding - basic and diluted	21,201,536	21,046,591	21,127,758	21,046,591